Schedule of Weighted Average Lease Term and Discount Rate (Details) - HCYC Group Company Limited [Member]	Sep. 30, 2024	Mar. 31, 2024
Restructuring Cost and Reserve [Line Items]
Weighted average remaining lease term	1 year 9 months 18 days	2 years 3 months 18 days
Weighted average discount rate	5.00%	5.00%